Stock-Based Compensation - Summary of RSU Activity (Details) - Amended and Restated 2010 Equity Incentive Plan [Member] - RSU's - $ / shares shares in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Number of Shares
Non-vested shares at the beginning of the year	52	89	148
Vested (in shares)	(66)		(54)
Granted (in shares)	407
Cancelled (in shares)	(8)	(37)	(5)
Non-vested shares at the end of the period	385	52	89	148
Weighted Average Grant-Date Fair Value
Weighted average grant date fair value	$ 1.58	$ 6.46	$ 6.16	$ 8.13
Vested (in dollars per share)	0.95		11.64
Granted (in dollars per share)	0.93
Cancelled (in dollars per share)	$ 5.30	$ 5.75	$ 5.30